Segment Information and Concentrations - Revenue from External Customers by Products and Services (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Information and Concentrations [Abstract]
Product revenue									$ 2,854	$ 2,592	$ 2,301
Professional and installation services revenue									927	764	581
Total solution revenue									3,781	3,356	2,882
Support services revenue									1,949	1,935	1,829
Total revenue	$ 1,642	$ 1,435	$ 1,409	$ 1,244	$ 1,601	$ 1,360	$ 1,272	$ 1,058	$ 5,730	$ 5,291	$ 4,711